UNITED STATES

SECRITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.


[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Forest Investment Management LLC
Address: 53 Forest Avenue


First Floor

Old Greenwich, CT 06870

13F File Number: 28-7052


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dominick John Aquilio
Title:  Chief Financial Officer
Phone:  203-637-6010
Signature,  Place, and Date of Signing:
Dominick John Aquilio  Old Greenwich, Connecticut  May 15, 2002
Report Type (Check only one.):


[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  68
Form 13F Information Table Value Total:  $474,344
List of Other Included Managers:
No. 13F File Number  Name

    FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC	COM		00846U101  -18263   -522400 SH		SOLE	N/A	   -522400
AES CORP			COM		00130H105    1800    200000 SH		SOLE	N/A	    200000
ALKERMES INC			NOTE 3.750% 2/1 01642TAB4    3565   5000000 PRN		SOLE	N/A	   5000000
AMERICAN TOWER CORP		NOTE 5.000% 2/1 029912AF9    1141   2000000 PRN		SOLE	N/A	   2000000
ANTEC CORP			NOTE 4.500% 5/1 03664PAB1    1826   2000000 PRN		SOLE	N/A	   2000000
ARROW ELECTRS INC		DBCV 2/2        042735AY6    9405  20000000 PRN		SOLE	N/A	  20000000
ATMEL CORP			SDCV 5/2        049513AE4    4475  13200000 PRN		SOLE	N/A	  13200000
ANIXTER INTL INC		NOTE        6/2	035290AC9    4487  15240000 PRN		SOLE	N/A	  15240000
BANKATLANTIC BANCORP		SDCV 5.625%12/0	065908AC9     598    505000 PRN		SOLE	N/A	    505000
BENTLEY PHARMACEUTICA LS INC	*WEXP 12/31/200	82657123      104     40249 SH		SOLE	N/A	     40249
COMCAST CORP			ZONES CV2% PCS	200300507    5857    200000 PRN		SOLE	N/A	    200000
CENDANT CORP			DEBT        2/1	151313AF0   18238  25240000 PRN		SOLE	N/A	  25240000
CHARMING SHOPPES INC		NOTE 7.500% 7/1	161133AA1    1754   1564000 PRN		SOLE	N/A	   1564000
CNF TR I			TECONS SER A	12612V205   15576    329300 PRN		SOLE	N/A	    329300
CALPINE CORP			COM		131347106  -19690  -1550400 SH		SOLE	N/A	  -1550400
ELAN FIN CORP LTD		NOTE       12/1	284129AC7    7365  15000000 PRN		SOLE	N/A	  15000000
ENZON INC			NOTE 4.500% 7/0	293904AB4    4377   5000000 PRN		SOLE	N/A	   5000000
EL PASO ENERGY CAP 		TRIPFDCVTR SECS	283678209   13916    251600 SH		SOLE	N/A	    251600
EQUITY RESIDENTIAL PP TYS TR	PFD CV 1/10 G	29476L859     559     22100 SH		SOLE	N/A	     22100
FINANCIAL FED CORP	  	NOTE 4.500% 5/0	317492AC0    2870   2504000 PRN		SOLE	N/A	   2504000
GENERAL MTRS CORP		DEB SR CONV B	370442733   40922   1500000 PRN		SOLE	N/A	   1500000
GENESCO INC			NOTE 5.500% 4/1	371532AL6    4637   3500000 PRN		SOLE	N/A	   3500000
GENZYME CORP			SDCV 3.000% 5/1	372917AK0   21055  22310000 PRN		SOLE	N/A	  22310000
GENERAL GROWTH PPTYS INC	COM		370021107    -324     -7340 SH		SOLE	N/A	     -7340
GENERAL MTRS CORP		DEB SR CONV A	370442741   18484    700000 PRN		SOLE	N/A	    700000
RYERSON TULL INC NEW		PFD A CV $2.40	78375P206     137     11451 SH		SOLE	N/A	     11451
ICN PHARMACEUTICALS INC NEW	NOTE  6.500%7/1	448924AM2    1118   1000000 PRN		SOLE	N/A	   1000000
INHALE THERAPEUTIC SYS INC	NOTE  5.000%2/0	457191AF1    3014   5000000 PRN		SOLE	N/A	   5000000
IMAGEWARE SYS INC		*W EXP04/05/200	45245S116      90     97400 SH		SOLE	N/A	     97400
JACOR COMMUNUNICATIONS INC	FRNT        2/0	469858AB0   14689  30000000 PRN		SOLE	N/A	  30000000
LAMAR ADVERTISING CO		NOTE 5.250% 9/1	512815AF8    8627   8100000 PRN		SOLE	N/A	   8100000
LENNAR CORP			NOTE       4/0	526057AF1   17468  41420000 PRN		SOLE	N/A	  41420000
LOWES COS INC			NOTE 0.861%10/1	548661CG0    4765   5000000 PRN		SOLE	N/A	   5000000
MANUGISTICS GROUP INC		COM		565011103    1830     85200 SH		SOLE	N/A	     85200
MARSH SUPERMARKETS INC		SDCV 7.000% 2/1	571783AB5     736    749000 PRN		SOLE	N/A	    749000
MEDTRONIC INC			COM		585055106     995     22000 SH		SOLE	N/A	     22000
MERRILL LYNCH & CO INC		FRNT        3/1	590188A73   15545  15000000 PRN		SOLE	N/A	  15000000
MAGNA INTL INC			SDCV 4.875% 2/1	559222AG9   38193  36360000 PRN		SOLE	N/A	  36360000
MOTOROLA INC			NOTE        9/2	620076AJ8    3841   5042000 PRN		SOLE	N/A	   5042000
MEADOW VY CORP			*WEXP 06/30/200	583185111	4    105847 SH		SOLE	N/A	    105847
NATIONAL DATA CORP		NOTE 5.000%11/0	635621AA3   10806   9770000 PRN		SOLE	N/A	   9770000
NAM TAI ELECTRS INC		*WEXP 11/24/200	629865148      42     23800 SH		SOLE	N/A	     23800
QUANEX CORP			DBCV 6.880% 6/3	747620AC6    4066   3562000 PRN		SOLE	N/A	   3562000
OAK INDS INC			NOTE 4.875% 3/0	671400AL3    2223   2602000 PRN		SOLE	N/A	   2602000
OFFSHORE LOGISTICS INC		NOTE 6.000%12/1	676255AF9    8287   7672000 PRN		SOLE	N/A	   7672000
PHILIPPINE LONG DISTANCE TEL	SPON GDR PFD	718252703    1189     50200 SH		SOLE	N/A	     50200
PHOTRONICS INC			NOTE 6.000% 6/0	719405AA0    3707   3000000 PRN		SOLE	N/A	   3000000
PMI GROUP INC			DBCV 2.500% 7/1	69344MAE1    1650   1511000 PRN		SOLE	N/A	   1511000
PATHMARK STORES INC NEW		*WEXP 09/10/201	70322A119     783     91166 SH		SOLE	N/A	     91166
ROBBINS & MYERS INC		NOTE 6.500% 9/0	770196AA1    1598   1469000 PRN		SOLE	N/A	   1469000
REINSURANCE GROUP AMER INC	PFD TR INC EQ	759351307    6180    128850 SH		SOLE	N/A	    128850
SBS BROADCASTING SA		NOTE 7.000%12/0	805906AC8    1545   1800000 PRN		SOLE	N/A	   1800000
SPRINT CORP			EQUITY 	UNIT	852061605     974     70800 SH		SOLE	N/A	     70800
SIEBEL SYS INC			NOTE 5.500% 9/1	826170AC6    3783   2500000 PRN		SOLE	N/A	   2500000
SEALED AIR CORP NEW		PFD CV A $2	81211K209    6308    138500 SH		SOLE	N/A	    138500
STANDARD MTR PRODS INC		SDCV 6.750% 7/1	853666AB1    3570   4600000 PRN		SOLE	N/A	   4600000
SOVEREIGN BANCORP INC		UNIT 11/12/2029	845905306    9863    125200 PRN		SOLE	N/A	    125200
SIMON PPTY GROUP INC NEW	PFD CV B 6.50%	828806406    2822     31900 SH		SOLE	N/A	     31900
SPX CORP			NOTE        2/0	784635AD6   43215  56854000 PRN		SOLE	N/A	  56854000
SPX CORP			NOTE        5/0	784635AF1      45     63000 PRN		SOLE	N/A	     63000
SPDR 				TRUNIT SER 1	78462F103   23786    207500 PRN		SOLE	N/A	    207500
SEQUA CORPORATION		PFD CONV $5	817320302    2030     24200 SH		SOLE	N/A	     24200
TERADYNE INC			SDCV 3.750%10/1	880770AD4   16874  10000000 PRN		SOLE	N/A	  10000000
TJX COS INC NEW			NOTE        2/1	872540AL3   13196  17265000 PRN		SOLE	N/A	  17265000
TIMES MIRROR CO NEW		NOTE        4/1	887364AE7    3318   5000000 PRN		SOLE	N/A	   5000000
UNITED STATES CELLULAR CORP	NOTE        6/1	911684AA6   12821  30000000 PRN		SOLE	N/A	  30000000
VECTOR GROUP LTD		NOTE 6.250% 7/1	92240MAC2    4513   4331000 PRN		SOLE	N/A	   4331000
WENDYS FING I			TECONS SER A	950588202   29364    442500 PRN		SOLE	N/A	    442500
							   474344 445552623			         445552623
